Subsequent Events	9 Months Ended
Sep. 30, 2012
Subsequent Events [Abstract]
Subsequent Events

15. Subsequent Events

10-for-1 Reverse Stock Split

Effective as of the close of trading on November 5, 2012, the Company effected a 10-for-1 reverse as discussed in Note 11.

Credit Facilities

The Company agreed with several of its lenders to amend the respective loan facilities as discussed in Note 8.

Loan to Affiliate

In November 2012, Box Ships prepaid an amount of $1.0 million of the unsecured loan that was granted on May 27, 2011. As of the date of this report, the outstanding balance of the respective unsecured loan was $14.0 million.